17. Pension plan (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Aggregate contributions to pension plans and retirement benefit schemes | $		$ 314		$ 458		$ 378
ZHEJIANG JIAHUAN
Aggregate contributions to pension plans and retirement benefit schemes	¥ 1,799		¥ 1,594
ZHEJIANG TIANLAN
Aggregate contributions to pension plans and retirement benefit schemes	¥ 3,905		¥ 3,850		¥ 3,027